Annual Fund Operating Expenses	Oct. 31, 2025
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.18%
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.43%
Olstein All Cap Value Fund | Olstein All Cap Value Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	2.18%
Olstein Strategic Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 28, 2026
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Adviser Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.28%)	[1]
Net Expenses (as a percentage of Assets)	1.60%
Olstein Strategic Opportunities Fund | Olstein Strategic Opportunities Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	2.61%
Fee Waiver or Reimbursement	(0.26%)	[1]
Net Expenses (as a percentage of Assets)	2.35%

[1]	OCM has contractually agreed to waive its management fees and/or pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses of each class of shares (excluding any front-end or contingent deferred loads, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, Acquired Fund Fees and Expenses, extraordinary expenses, 12b-1 fees, and shareholder servicing fees) do not exceed 1.35% of the average daily net assets of the Fund. Fees waived and expenses paid by OCM under this Operating Expenses Limitation Agreement may be recouped by OCM for a period of thirty-six months following the month during which such fee waiver or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred, or at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2026. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or OCM, with the consent of the Board.